ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Summary of Major Classes of Assets Held for Sale
The major classes of assets of the Disposal Group classified as assets held for sale as of December 31, 2021 were mainly comprised of:

Property and equipment, net	$19,922
Operating lease right-of-use assets	672
Cash and cash equivalents	234
Others	949

$21,777